UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 October 28, 2008

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: 106800


List of Other Included Managers:	NONE

                                   FORM 13F INFORMATION TABLE

 COLUMN 1           COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                              VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
ABITIBI-CONSOLIDATEDCOM            003687100    6116   1580374   SH       SOLE              1580374
BRILLIANCE CHINA AUTSPONSORED ADR  10949Q105    1646    230430   SH       SOLE              230730
CHINA UNICOM LTD    SPONSORED ADR  16945R104    7654    506270   SH       SOLE              506270
CHINA YUCHAI INTL LTCOM            G21082105   10999   1449248   SH       SOLE              1449248
CHINA AUTOMOTIVE INTCOM            16936R105     764    182507   SH       SOLE              182507
CHINA SOUTHERN AIRLICOM            169409109    2662    274226   SH       SOLE              274226
CHIQUITA BRANDS INTLCOM            170032809   11599    733675   SH       SOLE              733675
KT CORP             SPONSORED ADR  48268K101    3883    231276   SH       SOLE              231276
LG PHILIP LCD CO LTDSPONS ADR REP  50186V102    2442    192300   SH       SOLE              192300
MILACRON INC        COM            598709301    8624    821400   SH       SOLE              821400
NORTEL NETWORKS     COM            656568508    5563   2483600   SH       SOLE              2483600
QIAO XING MOBILE COMCOM            G73031109    7480   2460551   SH       SOLE              1131367
QIMONDA             SPONS ADR      746904101    4568   5375129   SH       SOLE              3565100
ROYAL DUTCH SHELL PLSPONS ADR A    780259206    2472     41893   SH       SOLE               41893
SANMINA SCI CORP    COM            800907107    1876   1340700   SH       SOLE              1340700
SCOR SA             SPONSORED ADR  80917Q106    2845   1489740   SH       SOLE              1492740
SIFY LIMITED        SPONSORED ADR  82655M107    2420   1359754   SH       SOLE              1359754
UBS AG              COM            H89231338    4620    263417   SH       SOLE              263417
US AWYS GROUP       COM            90341W108    1809    300000   SH       SOLE              300000
UAL CORP            COM            902549807    4673    531650   SH       SOLE              642274
UTSTARCOM INC       COM            918076100   12085   3586182   SH       SOLE              3586182
                                              106800

</SEC-DOCUMENT>